Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Disclosure of operating segments
Net sales and other revenues by segment

($ millions)	2022	2021	2020
Surgical
Implantables	1,725	1,522	1,126
Consumables	2,499	2,388	1,952
Equipment/other	821	793	632
Total Surgical net sales to third parties	5,045	4,703	3,710
Vision Care
Contact lenses	2,192	2,139	1,838
Ocular health	1,417	1,380	1,215
Total Vision Care net sales to third parties	3,609	3,519	3,053
Total net sales to third parties	8,654	8,222	6,763
Vision Care other revenues	63	69	70
Total net sales and other revenues	8,717	8,291	6,833
Segment contribution and reconciliation to income/(loss) before taxes

($ millions)	2022	2021	2020
Segment contribution
Surgical	1,336	1,184	672
Vision Care	600	604	419
Total segment contribution	1,936	1,788	1,091
Not allocated to segments:
Amortization of intangible assets	(653)	(590)	(1,078)
Impairment charges on intangible assets	(62)	(225)	(167)
General & administration (corporate)	(255)	(251)	(232)
Separation costs	—	(36)	(217)
Transformation costs	(119)	(68)	(49)
Fair value adjustments to contingent consideration liabilities	23	42	63
Past service costs for post-employment benefit plan amendments	—	18	154
Acquisition and integration related costs	(64)	—	—
Other	(134)	(98)	(47)
Operating income/(loss)	672	580	(482)
Interest expense	(134)	(120)	(124)
Other financial income & expense	(75)	(42)	(29)
Income/(loss) before taxes	463	418	(635)
Included in segment contribution are:

($ millions)	2022	2021	2020
Depreciation of property, plant & equipment:
Surgical	(131)	(129)	(122)
Vision Care	(198)	(194)	(171)
Not allocated to segments	(1)	—	—
Total depreciation of property, plant & equipment	(330)	(323)	(293)

Depreciation of right-of-use assets:
Surgical	(46)	(50)	(47)
Vision Care	(30)	(31)	(32)
Total depreciation of right-of-use assets	(76)	(81)	(79)

Impairment charges on property, plant & equipment, net:
Surgical	(2)	—	(6)
Vision Care	—	—	—
Total impairment charges on property, plant & equipment, net	(2)	—	(6)

Equity-based compensation:
Surgical	(74)	(74)	(55)
Vision Care	(61)	(60)	(45)
Not allocated to segments	(17)	(17)	(13)
Total equity-based compensation	(152)	(151)	(113)

Disclosure of geographical areas
The following table shows the United States, International and countries that accounted for more than 5% of at least one of the respective Alcon totals, for net sales for the years ended December 31, 2022, 2021 and 2020, and for selected non-current assets at December 31, 2022 and 2021:

	Net sales(2)						Total of selected non-current assets(3)
($ millions unless indicated otherwise)(1)	2022		2021		2020		2022		2021

Country
United States	3,897	45%	3,651	44%	2,975	44%	11,739	51%	10,200	47%
International	4,757	55%	4,571	56%	3,788	56%	11,336	49%	11,553	53%
thereof:
Switzerland (country of domicile)	59	1%	60	1%	55	1%	9,462	41%	9,762	45%
Japan	568	7%	621	8%	650	10%	44	—%	46	—%
China	474	5%	486	6%	383	6%	9	—%	16	—%
Other	3,656	42%	3,404	41%	2,700	40%	1,821	8%	1,729	8%
Company total	8,654	100%	8,222	100%	6,763	100%	23,075	100%	21,753	100%
(1)International percentages may not sum due to rounding.
(2)Net sales from operations by location of third-party customer.
(3)Includes property, plant & equipment, right-of-use assets, goodwill and other intangible assets.